DIGITAL ASSETS (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2026 USD ($) item	Mar. 31, 2026 USD ($) item
DIGITAL ASSETS
Fair Value	$ 1,335,076	$ 1,335,076
Changes in digital asset holdings
Loss from fair value measurement of BNB	$ (2,086,347)	$ (3,818,904)
BNB
DIGITAL ASSETS
Number of Tokens | item	2,186	2,186
Cost	$ 2,345,971	$ 2,345,971
Fair Value	$ 1,335,076	$ 1,335,076
Number of tokens transferred to custodian | item	6,077	6,077
Loss on derecognition of digital assets	$ 2,496,609	$ 2,496,609
Changes in digital asset holdings
Beginning balance
Purchases		8,866,384
Transfer to custodian - derecognized		(4,025,456)
Loss from fair value measurement of BNB		(3,505,852)
Ending balance	$ 1,335,076	$ 1,335,076